PRIVATE PLACEMENT OF CONVERTIBLE NOTES - 10% Senior Secured Convertible Promissory Notes dated July 15, 2010 (Details Textuals 1) (USD $)	0 Months Ended	12 Months Ended				0 Months Ended		1 Months Ended	12 Months Ended
	Jan. 07, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2014	Sep. 30, 2013	Jan. 07, 2011 Secured Convertible Notes Payable dated July 15, 2010	Jul. 15, 2010 Secured Convertible Notes Payable dated July 15, 2010	Jan. 31, 2012 Secured Convertible Notes Payable dated July 15, 2010	Sep. 30, 2012 Secured Convertible Notes Payable dated July 15, 2010	Sep. 30, 2011 Secured Convertible Notes Payable dated July 15, 2010	Jan. 06, 2011 Secured Convertible Notes Payable dated July 15, 2010
Debt Instrument [Line Items]
Converted portion of convertible promissory notes issued						$ 1,550,000	$ 450,000
Interest rate on promissory note							10.00%
Convertible promissory note issued to related party							2,000,000
Price at maturity for conversion into common stock						$ 2.23	$ 2.64				$ 2.64
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Percentage of price paid by investor used for determination of conversion price in lieu of fixed conversion price after closing of subsequent financing rate							80.00%
Threshold limit of gross proceeds to be classified as qualified financing							10,000,000
Remaining senior secured convertible promissory notes						450,000
Intrinsic value of the embedded beneficial conversion feature							678,774
Intrinsic value of the embedded beneficial conversion feature amortized to interest expense							(678,774)
Amortization of debt discount attributable to convertible debentures	331,332	541,120	2,096,427			331,332			26,091	70,102
Common stock issued in settlement of convertible debentures and interest (in shares)		22,924,513						195,497
Convertible notes and related accrued interest settled								$ 450,000